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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1997
                                                ------------------
Check here if Amendment [X]; Amendment Number:  3
                                               ---

  This Amendment (Check only one):     [X] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RBS Partners, L.P.
                  ----------------------------------
Address:          1 Lafayette Place
                  ----------------------------------
                  Greenwich, CT 06830
                  ----------------------------------

13F File Number:  28-2610
                  -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             E.J. Bird
                  ----------------------------------------
Title:            Vice President of General Partner
                  ----------------------------------------
Phone:            (203) 861-4600
                  ----------------------------------------

Signature, Place, and Date of Signing:

        /s/  E.J. Bird                  Greenwich, CT          November 13, 2000
-------------------------------     ---------------------     ------------------
          [Signature]                   [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                NONE

Form 13F Information Table Entry Total:             23

Form 13F Information Table Value Total: $      828,927
                                        (in thousands)

* PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F Information Table
Page 1 of 1


        COLUMN 1              COLUMN 2     COLUMN 3     COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
------------------------ ---------------- -----------  ---------  ---------------------  ----------  --------  -------------------
                            TITLE OF                      VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
     NAME OF ISSUER           CLASS           CUSIP     (x$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
------------------------ ---------------- -----------  ---------  ----------  ---  ----  ----------  -------- -------------------
Bandag Inc.              Common           059815-10-0       339       6,407     SH          DEFINED               6,407
Bandag Inc.              Common           059815-10-0    10,249     193,593     SH           SOLE               193,593
Citicorp                 Common           173034-10-9         8          60     SH          DEFINED                  60
Citicorp                 Common           173034-10-9       244       1,822     SH           SOLE                 1,822
Dow Chemical Co.         Common           260543-10-3     3,629      40,016     SH          DEFINED              40,016
Dow Chemical Co.         Common           260543-10-3   110,197   1,215,132     SH           SOLE             1,215,132
Footstar Inc.            Common           344912-10-0       193       7,172     SH          DEFINED               7,172
Footstar Inc.            Common           344912-10-0     5,566     206,628     SH           SOLE               206,628
Guess Inc.               Common           401617-10-5       541      58,922     SH          DEFINED              58,922
Guess Inc.               Common           401617-10-5    13,400   1,458,478     SH           SOLE             1,458,478
Harrah's Entmt Inc.      Common           413619-10-7       748      33,349     SH          DEFINED              33,349
Harrah's Entmt Inc.      Common           413619-10-7    22,677   1,010,651     SH           SOLE             1,010,651
International
 Business Machs          Common           459200-10-1   111,160   1,084,319     SH          DEFINED           1,084,319
International
 Business Machs          Common           459200-10-1    64,057     569,651     SH           SOLE               569,651
International
 Business Machs          Options          459200-90-1     3,626         586     SH  Calls  DEFINED                 586
International
 Business Machs          Options          459200-90-1    81,242      13,130     SH  Calls    SOLE                13,130
MCI Communications Corp. Common           552673-10-5     2,989     101,977     SH          DEFINED             101,977
MCI Communications Corp. Common           552673-10-5    73,970   2,523,493     SH           SOLE             2,523,493
Office Depot Inc.        Common           676220-10-6       775      38,384     SH          DEFINED              38,384
Office Depot Inc.        Common           676220-10-6    23,575   1,167,816     SH           SOLE             1,167,816
PS Group Inc.            Common           693624-10-8    16,252   1,198,270     SH           SOLE             1,198,270
Wells Fargo & Co         Common           949740-10-4    11,011      40,041     SH          DEFINED              40,041
Wells Fargo & Co         Common           949740-10-4   272,479     990,829     SH           SOLE               990,829


* PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS
  FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

                                          Grand Total   828,927